Interest-Bearing Borrowings - Schedule of Bridge Loan - Liability Component (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Bridge Loan - Liability Component [Abstract]
Beginning balance	$ 12,274,215
Drawdown during the year	6,756,665
Finance costs	4,074,175
Repaid during the year	(7,374,346)
Settled during the year	(15,730,709)
Ending balance